DUNHAM FUNDS

Dunham Monthly Distribution Fund

Supplement dated October 23, 2009 (effective at the opening of business)

to each Prospectus for Class A, C and N shares dated March 2, 2009

On September 22, 2009 the Dunham Funds, on behalf of the Dunham Monthly Distribution Fund (the “Fund”), approved a change to the Fund’s performance fee comparative index.  Effective November 1, 2009, the Fund’s sub-adviser will be compensated based on the Fund’s performance compared to the IndexIQ IQ Hedge Market Neutral Beta Index.  The IQ Hedge Market Neutral Beta Index attempts to replicate the risk-adjusted return characteristics of the collective hedge funds using a market neutral investment style. Market neutral hedge fund managers typically invest in both long and short positions in stocks to effectively neutralize market exposure.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective.

The following supersedes any contrary information contained in the current Prospectus for each class of shares.

On page 30 of the Class A Prospectus the Average Annual Total return table has been revised to include the performance of the IQ Hedge Market Neutral Beta Index for the period ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2008)

	Past 1 Year	Past 5 Years	Life of Fund*
Dunham Monthly Distribution Fund Class A**
return before taxes	-27.53%	-3.91%	-4.63%
return after taxes on distributions (1)	-29.82%	-5.64%	-6.90%
return after taxes on distributions and sale of Fund shares (1)	-17.73%	-3.90%	-4.81%
CBOE S&P 500 BuyWrite Monthly Index (2)	-31.23%	-0.42%	-0.53%
Dow Jones Wilshire 5000 Composite Index(3)	-37.33%	-1.67%	-1.84%
IQ Hedge Market Neutral Beta Index(4)	-4.68%	***	***

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)  The Chicago Board Options Exchange S&P 500 BuyWrite Monthly Index ("CBOE”) is an unmanaged index composed of a long position in the S&P 500 and a short (or written) position in call options on the S&P 500. The performance of an index assumes no transaction costs, taxes, management fees or other expenses.  A direct investment in an index is not possible.

(3)  The Dow Jones Wilshire 5000 Composite Index (“Wilshire 5000”) is an unmanaged market-capitalization weighted index composed of approximately 5000 equity securities (common stock, real estate investment trust or limited partnerships) of U.S. companies which have their primary market listing in the U.S. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

(4)  The IQ Hedge Market Neutral Beta Index is an unmanaged index of the returns produced by a group of hedge funds managed following a market neutral investment style.  The hedge funds are selected by Financial Development Holdco LLC, doing business as IndexIQ, using is a proprietary rules-based selection methodology which attempts to identify hedge funds employing a market neutral investment style that have similar risk-adjusted return characteristics.  A direct investment in an index is not possible.

*    The Predecessor Fund’s Class A shares commenced operations on December 26, 2000.

** On March 2, 2009, the Fund’s investment objective and principal investment strategy were materially changed. Therefore, the Fund’s performance prior to that date may have been different had the current investment objective and principal investment strategy been in place.

*** There is no performance information for the 5 year and life of the fund as the Index only commenced operations on March 31, 2007.

On page 28 of the Class C Prospectus the Average Annual Total return table has been revised to include the performance of the IQ Hedge Market Neutral Beta Index for the period ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2008)

	Past 1 Year	Past 5 Years	Life of Fund*
Dunham Monthly Distribution Fund Class C**
return before taxes	-23.92%	-3.55%	-4.64%
return after taxes on distributions (1)	-26.52%	-5.68%	-7.20%
return after taxes on distributions and sale of Fund shares (1)	-15.36%	-3.95%	-5.03%
CBOE S&P 500 BuyWrite Monthly index (2)	-31.23%	-0.42%	-0.53%
Dow Jones Wilshire 5000 Composite Index(3)	-37.33%	-1.67%	-1.84%
IQ Hedge Market Neutral Beta Index(4)	-4.68%	***	***

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The Chicago Board of Options Exchange S&P 500 BuyWrite Monthly Index (“CBOE”) is an unmanaged index composed of a long position in the S&P 500 and a short (or written) position in call options on the S&P 500.  The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

(3)

The Dow Jones Wilshire 5000 Composite Index (“Wilshire 5000”) is an unmanaged market-capitalization weighted index composed of approximately 5000 equity securities (common stock, real estate investment trust or limited partnerships) of U.S. companies which have their primary market listing in the U.S. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

(4)

The IQ Hedge Market Neutral Beta Index is an unmanaged index of the returns produced by a group of hedge funds managed following a market neutral investment style. The hedge funds are selected by Financial Development Holdco LLC, doing business as IndexIQ, using is a proprietary rules-based selection methodology which attempts to identify hedge funds employing a market neutral investment style that have similar risk-adjusted return characteristics.  A direct investment in an index is not possible.

* The Predecessor Fund’s Class C shares commenced operations on December 26, 2000.

 ** On March 2, 2009, the Fund’s investment objective and principal investment strategy were materially changed.

Therefore, the Fund’s performance prior to that date may have been different had the current investment objective and principal investment strategy been in place.

*** There is no performance information for the 5 year and life of the fund as the Index only commenced operations on    March 31, 2007.

On page 29 of the Class N Prospectus the Average Annual Total return table has been revised to include the performance of the IQ Hedge Market Neutral Beta Index for the period ended December 31, 2008.  Because the Fund has only recently commenced investment operations of Class N shares, no performance information is available for Class N shares.  The table below provides the performance of Class C shares. Fund performance will differ among classes only to the extent that class expenses differ.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2008)

	Past 1 Year	Past 5 Years	Life of Fund*
Dunham Monthly Distribution Fund Class C**
return before taxes	-23.92%	-3.55%	-4.64%
return after taxes on distributions (1)	-26.52%	-5.68%	-7.20%
return after taxes on distributions and sale of Fund shares (1)	-15.36%	-3.95%	-5.03%
CBOE S&P 500 BuyWrite Monthly index (2)	-31.23%	-0.42%	-0.53%
Dow Jones Wilshire 5000 Composite Index(3)	-37.33%	-1.67%	-1.84%
IQ Hedge Market Neutral Beta Index(4)	-4.68%	***	***

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The Chicago Board of Options Exchange S&P 500 BuyWrite Monthly Index (“CBOE”) is an unmanaged index composed of a long position in the S&P 500 and a short (or written) position in call options on the S&P 500.  The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

(3)

The Dow Jones Wilshire 5000 Composite Index (“Wilshire 5000”) is an unmanaged market-capitalization weighted index composed of approximately 5000 equity securities (common stock, real estate investment trust or limited partnerships) of U.S. companies which have their primary market listing in the U.S. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

(4)

The IQ Hedge Market Neutral Beta Index is an unmanaged index of the returns produced by a group of hedge funds managed following a market neutral investment style.  The hedge funds are selected by Financial Development Holdco LLC, doing business as IndexIQ, using is a proprietary rules-based selection methodology which attempts to identify hedge funds employing a market neutral investment style that have similar risk-adjusted return characteristics.  A direct investment in an index is not possible.

* The Predecessor Fund’s Class C shares commenced operations on December 26, 2000.

 ** On March 2, 2009, the Fund’s investment objective and principal investment strategy were materially changed. Therefore, the Fund’s performance prior to that date may have been different had the current investment objective and principal investment strategy been in place.

*** There is no performance information for the 5 year and life of the fund as the Index only commenced operations on March 31, 2007.

This Supplement supersedes and replaces any contradictory prior supplements to the Fund's Prospectus and Statement of Additional Information, each dated March 2, 2009.  You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, each dated March 2, 2009, and prior Supplements dated May 1, 2009, May 28, 2009 and July 1, 2009, which provide information that you should know about the Dunham Monthly Distribution Fund before investing and should be retained for future reference.  These documents are available upon request and without charge by calling the Dunham Funds at 1-800-442-4358.

Supplement dated October 23, 2009